Trade and other payables - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Deferred income	$ 78,734	$ 27,367
Golden Ocean
Disclosure of detailed information about business combination [line items]
Deferred income		$ 39,500